Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Balance Sheets - Parent Company [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 3,600	$ 169,549
Due from VIE	3,045,528	3,155,488
Non-current assets
Investment in subsidiaries and VIE	28,283,774	40,048,067
Total assets	31,332,902	43,373,104
LIABILITIES
Due to VIE	5,909,287	5,909,287
Due to related parties	221,881	31,381
STOCKHOLDERS’ EQUITY
Common stock, $0.0016 par value, 450,000,000 shares authorized, 2,170,475 and 2,132,785 issued and outstanding at December 31, 2023 and 2022, respectively	3,473	3,413
Preferred stock, $0.0016 par value, 50,000,000 shares authorized, 46,875 issued and outstanding at December 31, 2023 and 2022, respectively	75	75
Additional paid-in capital	52,687,182	52,557,552
Statutory reserve	394,541	394,541
Accumulated deficit	(26,039,567)	(14,572,425)
Accumulated other comprehensive loss	(1,843,970)	(950,720)
Total stockholders’ equity	25,201,734	37,432,436
Total liabilities and stockholders’ equity	$ 31,332,902	$ 43,373,104